Related Party Transactions - Additional Information (Details)				3 Months Ended		4 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended
	Mar. 19, 2021 USD ($) $ / shares	Feb. 23, 2021 Director shares	Jan. 11, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares	Feb. 28, 2021 USD ($)
Related Party Transaction [Line Items]
Stock Issued During Period Shares New Issues | shares					25,000
Number of shares forfeited | shares			1,125,000
Proceeds from sale of Private Placement Warrants to Sponsor				$ 0	$ 8,900,000	$ 0		$ 8,900,000
Notes and advances payable – related party				$ 1,750,000			$ 1,350,000	$ 1,350,000	$ 1,750,000
Class F Common Stock
Related Party Transaction [Line Items]
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class A Common Stock
Related Party Transaction [Line Items]
Common stock, par value | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Sponsor
Related Party Transaction [Line Items]
Warrants exercise price (in dollars per share) | $ / shares	$ 3
Aggregate issuance of unsecured promissory note										$ 300,000
Debt instrument, call date, earliest	Feb. 11, 2023
Debt instrument, call feature				The note is unsecured, non-interest bearing and matures on the earlier of: (i) February 11, 2023 or (ii) the date on which the Company consummates the Proposed Business Combination.				The note is unsecured, non-interest bearing and matures on the earlier of: (i) February 11, 2023 or (ii) the date on which the Company consummates the Business Combination.
Notes and advances payable – related party				$ 1,750,000			$ 1,350,000	$ 1,350,000	$ 1,750,000
Sponsor | Maximum
Related Party Transaction [Line Items]
Aggregate issuance of unsecured promissory note	$ 4,000,000
Amount of loans convertible into warrants	$ 1,500,000
Founder Shares | Class F Common Stock
Related Party Transaction [Line Items]
Stock Issued During Period Shares New Issues | shares				8,625,000
Founder shares transferred to independent directors | shares		25,000
Number of independent directors | Director		3
Number of shares forfeited | shares			1,125,000
Outstanding shares of common stock held by the initial stockholders			20.00%
Founder Shares | Class A Common Stock
Related Party Transaction [Line Items]
Stock Issued During Period Shares New Issues | shares								8,625,000
Conversion ratio				1				1
Founder Shares | Sponsor | Class F Common Stock
Related Party Transaction [Line Items]
Stock Issued During Period Shares New Issues | shares			8,625,000
Common stock, par value | $ / shares			$ 0.0001
Sale of common stock, value			$ 25,000
Share price | $ / shares			$ 0.003
Private Placement Warrants | Class A Common Stock
Related Party Transaction [Line Items]
Number of shares warrant may be converted | shares			1				1	1
Warrants exercise price (in dollars per share) | $ / shares			$ 11.5				$ 11.5	$ 11.5
Private Placement Warrants | Sponsor
Related Party Transaction [Line Items]
Number of warrants sold | shares			2,966,666				2,966,666	2,966,666
Warrants sold, price per warrant | $ / shares			$ 3					$ 3
Proceeds from sale of Private Placement Warrants to Sponsor			$ 8,900,000					$ 8,900,000
Administrative Service Agreement
Related Party Transaction [Line Items]
Due to affiliate, monthly for office space, utilities and secretarial support				$ 20,000			$ 20,000	$ 20,000	20,000
Administrative Service Agreement | Affiliated Entity
Related Party Transaction [Line Items]
Payments to affiliate				$ 60,000			$ 202,857		$ 262,857